Property, plant and equipment (Details 1) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Property And Equipment Is Composed As Follows Abstract
Property and equipment	R$ 2,289,052	R$ 1,802,613	R$ 399,990
Document Information [Line Items]
Depreciation	448,385	172,519
Data processing equipment
Property And Equipment Is Composed As Follows Abstract
Property and equipment	55,349	41,841	46,538
Machinery and equipment
Property And Equipment Is Composed As Follows Abstract
Property and equipment	2,144,463	1,677,402	343,229
Leasehold improvements
Property And Equipment Is Composed As Follows Abstract
Property and equipment	67,120	67,269	0
Other
Property And Equipment Is Composed As Follows Abstract
Property and equipment	22,120	16,101	10,223
Cost
Property And Equipment Is Composed As Follows Abstract
Property and equipment	3,029,423	2,060,973	449,363
Document Information [Line Items]
Depreciation	482,010	208,987
Cost | Data processing equipment
Property And Equipment Is Composed As Follows Abstract
Property and equipment	106,643	77,413	65,116
Document Information [Line Items]
Depreciation	15,722	16,994
Cost | Machinery and equipment
Property And Equipment Is Composed As Follows Abstract
Property and equipment	2,798,823	1,881,556	371,741
Document Information [Line Items]
Depreciation	450,206	175,641
Cost | Leasehold improvements
Property And Equipment Is Composed As Follows Abstract
Property and equipment	94,048	79,890	0
Document Information [Line Items]
Depreciation	14,305	12,623
Cost | Other
Property And Equipment Is Composed As Follows Abstract
Property and equipment	29,909	22,114	12,506
Document Information [Line Items]
Depreciation	1,777	3,729
Accumulated amortization
Property And Equipment Is Composed As Follows Abstract
Property and equipment	(740,371)	(258,360)	(49,373)
Document Information [Line Items]
Depreciation	487,941	204,628
Accumulated amortization | Data processing equipment
Property And Equipment Is Composed As Follows Abstract
Property and equipment	(51,294)	(35,572)	(18,578)
Document Information [Line Items]
Depreciation	16,407	15,596
Accumulated amortization | Machinery and equipment
Property And Equipment Is Composed As Follows Abstract
Property and equipment	(654,360)	(204,154)	(28,512)
Document Information [Line Items]
Depreciation	453,593	175,805
Accumulated amortization | Leasehold improvements
Property And Equipment Is Composed As Follows Abstract
Property and equipment	(26,928)	(12,621)	0
Document Information [Line Items]
Depreciation	14,804	12,227
Accumulated amortization | Other
Property And Equipment Is Composed As Follows Abstract
Property and equipment	(7,789)	(6,013)	R$ (2,283)
Document Information [Line Items]
Depreciation	R$ 3,137	R$ 1,000